Offerings - Offering: 1	Aug. 05, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0002 per share ("Common Stock")
Proposed Maximum Offering Price per Unit	5.55
Maximum Aggregate Offering Price	$ 329,881,382.85
Fee Rate	0.01531%
Amount of Registration Fee	$ 50,504.84
Offering Note	Note 1.a Amount Registered includes the shares of Common Stock of James River Group Holdings, Inc. into which all common shares, par value $0.0002 per share,of James River Group Holdings, Ltd. that are issued and outstanding (based on shares issued and outstanding as of July 31, 2025) immediately prior to the domestication will automatically be converted by operation of law upon the domestication.* Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate numberof additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactions. * The Registrant intends to effect a domestication under Section 388 of the General Corporation Law of the State of Delaware and a discontinuance under Sections 132G and 132H of the Companies Act 1981 of Bermuda, pursuant to which the Registrant's jurisdiction of incorporation will be changed from Bermuda to the State of Delaware. All securities being registered will be issued by the continuing entity following the domestication, which will be named "James River Group Holdings, Inc." Note 1.b Amount Registered includes up to 13,521,634 common shares issuable upon conversion of 112,500 Series A Perpetual Cumulative Convertible Preferred Shares, par value $0.00125 per share of the Registrant, at the election of a selling shareholder at July 31, 2025 (the "Series A Preferred Shares"). Subject to certain anti-dilution adjustments, as provided for in the amended and restated certificate of designations establishing the conversion price and the powers, designations, preferences and privileges and the qualifications, limitations or restrictions for the Series A Preferred Shares (the "A&R Certificate of Designations") and limitations on conversion with respect to the holders, the Series A Preferred Shares are convertible at the option of the holders thereof at any time (as set forth in the A&R Certificate of Designations) into a number of common shares equal to the sum of the liquidation preference of the Series A Preferred Shares and any accrued but unpaid dividends, divided by the Conversion Price (as defined in the A&R Certificate of Designations). Note 1.c Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) of the Securities Act, based upon the average of the high and low prices of the common shares of James River Group Holdings, Ltd. on the Nasdaq Global Market on August 1, 2025 ($5.55 per share).